CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 65,263	$ 53,454
Term deposits	215	0
Accounts receivable (net of allowance for doubtful accounts of $467 and $473 as of December 31, 2020 and 2021, respectively)	1,300	1,844
Inventories	6,130	5,773
Prepaid expenses and other current assets	9,344	8,927
Loan receivables		107
Total current assets	82,252	70,105
Non-current assets
Restricted cash	993	1,127
Property, plant and equipment, net	39,379	47,638
Goodwill	42,102	46,147
Intangible assets, net	12,737	14,179
Long-term investments	169	217
Deferred tax assets	22,803	21,168
Other non-current assets	8,668	14,438
Operating lease right-of-use assets	73,973	87,472
TOTAL ASSETS	283,076	302,491
Current liabilities
Prepayments from customers, current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $4,145 and $4,881 as of December 31, 2020 and 2021, respectively)	4,919	4,145
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $42,703 and $41,790 as of December 31, 2020 and 2021, respectively)	55,642	54,406
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Group of $17,865 and $19,729 as of December 31, 2020 and 2021, respectively)	20,888	18,592
Operating lease liabilities, current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $12,277 and $9,017 as of December 31, 2020 and 2021, respectively)	13,890	16,856
Deferred revenue, current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $29,367 and $23,289 as of December 31, 2020 and 2021, respectively)	27,019	34,351
Long-term debt, current portion (including long-term debt of the consolidated VIEs without recourse to the Group of $nil and $nil as of December 31, 2020 and 2021, respectively)		7
Total current liabilities	122,358	128,357
Non-current liabilities
Prepayments from customers, non-current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $4,024, and $1,461 as of December 31, 2020 and 2021, respectively)	1,461	4,024
Deferred revenue, non-current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $709, and $255 as of December 31, 2020 and 2021, respectively)	999	1,726
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of $9,307 and $8,518 as of December 31, 2020 and 2021, respectively)	11,645	12,519
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of $nil and $217 as of December 31, 2020 and 2021, respectively)	1,768	1,890
Operating lease liabilities, non-current portion (including operating lease liabilities of the consolidated VIEs without recourse to the Group of $67,726 and $56,799 as of December 31, 2020 and 2021, respectively)	65,689	76,308
TOTAL LIABILITIES	203,920	224,824
MEZZANINE EQUITY
Redeemable non-controlling interests	4,942	9,988
EQUITY
Ordinary shares (par value of $0.001 per share; 990,000,000 shares authorized; 29,213,801 shares issued and 27,812,754 shares outstanding as of December 31, 2020; 29,213,801 shares issued and 28,035,934 shares outstanding as of December 31, 2021)	29	29
Treasury stock	(8,667)	(10,321)
Additional paid-in capital	136,504	141,094
Statutory reserve	5,164	4,652
Accumulated other comprehensive loss (income)	257	(1,468)
Accumulated deficit	(65,559)	(71,837)
Total RYB Education, Inc. shareholders' equity	67,728	62,149
Non-controlling interest	6,486	5,530
TOTAL EQUITY	74,214	67,679
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 283,076	$ 302,491